Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net (loss) income	$ (15,842)	$ 121,431	$ 39,787
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs	2,942	4,749	4,749
Depreciation and amortization	80,467	86,550	83,246
Equity in undistributed earnings of associated companies, net of dividends	1,005	(8,971)	4,862
Acquisition-related fair value adjustments related to inventory	0	801	229
Deferred income taxes	(10,552)	(12,506)	(38,281)
Uncertain tax positions (non-deferred portion)	(6,398)	(922)	1,075
Deferred compensation and other, net	2,613	(5,325)	(471)
Share-based compensation	11,666	11,038	10,996
Loss on extinguishment of debt	5,246	0	0
(Gain) loss on disposal of property, plant, equipment and other assets	(168)	(4,695)	871
Insurance settlement realized	0	0	(1,035)
Impairment charges	93,000	0	38,000
Gain on inactive subsidiary litigation and settlement reserve	0	0	(18,144)
Combination and other acquisition-related expenses, net of payments	(4,460)	(1,974)	860
Restructuring and related charges	3,163	1,433	5,541
Pension and other postretirement benefits	(7,964)	(6,330)	16,535
(Decrease) increase in cash from changes in current assets and current liabilities, net of acquisitions:
Accounts receivable	(59,112)	(67,473)	17,170
Inventories	(29,858)	(84,428)	(3,854)
Prepaid expenses and other current assets	3,705	(21,174)	927
Change in restructuring liabilities	(1,532)	(5,266)	(15,745)
Accounts payable and accrued liabilities	(23,439)	37,998	22,308
Estimated taxes on (loss) income	(2,688)	3,997	8,763
Net cash provided by operating activities	41,794	48,933	178,389
Cash flows from investing activities
Investments in property, plant and equipment	(28,539)	(21,457)	(17,901)
Payments related to acquisitions, net of cash acquired	(13,115)	(42,417)	(56,230)
Proceeds from disposition of assets	1,463	14,744	2,702
Insurance settlement interest earned	0	0	44
Net cash used in investing activities	(40,191)	(49,130)	(71,385)
Cash flows from financing activities
Payments of long-term debt	(673,203)	(38,011)	(37,615)
Proceeds from term loan debt	750,000	0	0
(Repayments) borrowings on revolving credit facilities, net	(16,281)	53,031	(11,485)
Repayments on other debt, net	(1,629)	(776)	(661)
Financing-related debt issuance costs	(3,734)	0	0
Dividends paid	(30,103)	(28,599)	(27,563)
Stock options exercised, other	(378)	890	3,867
Purchase of noncontrolling interest in affiliates	0	0	(1,047)
Distributions to noncontrolling affiliate shareholders	0	0	(751)
Net cash provided by (used in) financing activities	24,672	(13,465)	(75,255)
Effect of foreign exchange rate changes on cash	(10,488)	(3,057)	6,591
Net increase (decrease) in cash, cash equivalents and restricted cash	15,787	(16,719)	38,340
Cash, cash equivalents and restricted cash at the beginning of the period	165,176	181,895	143,555
Cash, cash equivalents and restricted cash at the end of the period	180,963	165,176	181,895
Supplemental cash flow disclosures:
Income taxes, net of refunds	35,327	34,775	20,253
Interest	29,074	19,298	23,653
Non-cash activities:
Change in accrued purchases of property, plant and equipment, net	$ 278	$ 2,132	$ (1,376)